THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

JennisonDryden Asset Allocation Funds (JDAA Funds)

JennisonDryden Conservative Allocation Fund (Conservative Allocation Fund)

JennisonDryden Moderate Allocation Fund (Moderate Allocation Fund)

JennisonDryden Growth Allocation Fund (Growth Allocation Fund)

Supplement dated June 4, 2009 to the Prospectus dated December 1, 2008

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At a recent Meeting of the Board of Directors of the Prudential Investment Portfolios, Inc. (the “Company”), of which the JDAA Funds are series, the Board approved removal of Dryden US Equity Active Extension Fund as a fund within the JennisonDryden fund family available for investment by the JDAA Funds (“Underlying Fund”). In addition, the Board approved allowing JennisonDryden Conservative Allocation Fund and JennisonDryden Moderate Allocation Fund (two of the three series that make up the JDAA Funds) to invest in Class Z shares of Dryden Total Return Bond Fund as a new Underlying Fund. JennisonDryden Growth Allocation Fund is already permitted to invest in Class Z shares of Dryden Total Return Bond Fund as an Underlying Fund.

This Supplement amends the Prospectus of the JDAA Funds and is in addition to any existing supplement to the JDAA Funds’ Prospectus.

1.

All references to Dryden US Equity Active Extension Fund are deleted from the tables labeled “Conservative Allocation Fund,” “Moderate Allocation Fund” and “Growth Allocation Fund” under the section captioned “INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES – TARGET RANGES.”

2.

The tables labeled “Conservative Allocation Fund” and “Moderate Allocation Fund” under the section captioned “INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES – TARGET RANGES” are amended to add the following:

Underlying Fund	Investment Objective	Range of Allocation of Total Assets	Asset Class	Primary Investment Type/Style
Dryden Total Return Bond Fund	Total Return	0% to 20%	Fixed-Income	Multi-Sector Debt Instruments

3.	The paragraph captioned “HOW THE FUND INVESTS – OTHER INVESTMENT STRATEGIES - Long/Short Investment Strategy” is deleted in its entirety.

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